Contract Amounts Outstanding for Foreign Exchange Instruments and Notional Principal Amounts of Interest Rate Instruments (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Foreign exchange instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	¥ 16,191	¥ 15,050
Derivatives not designated as hedging instruments	1,136,641	1,204,695
Foreign exchange instruments | Foreign currency forward exchange contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives designated as hedging instruments	16,191	15,050
Derivatives not designated as hedging instruments	607,458	611,359
Foreign exchange instruments | Foreign currency option contracts
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	79,090	44,237
Foreign exchange instruments | Currency swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	450,093	549,099
Interest rate instruments
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	3,823,639	3,566,605
Interest rate instruments | Interest rate swap agreements
Derivative Instruments and Hedging Activities Disclosure [Line Items]
Derivatives not designated as hedging instruments	¥ 3,823,639	¥ 3,566,605